                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ___________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
Address:  111 Huntington Avenue
          Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Domenic J. Ferrante
Title:  Managing Director
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Domenic J. Ferrante            Boston, MA                08/14/2008
------------------------  ---------------------------    -------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  72
Form 13F Information Table Value Total:  $6,060,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  --------------------------------------
1    28-06946              Brookside Capital Partners Fund, L.P.
2    28-06924              Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.

                   Form 13F Information Table as of 06/30/08

                                                               Market                                   Voting
                                                             Value Long            Invesment   Other   Authority
NAME OF ISSUER                   Title of Class      Cusip     x1000      SHARES   Discretion Managers   Sole    Shared None
--------------                 --------------      --------- ---------- ---------- ---------- -------- --------- ------ ----
ACE LTD                        ORD                 G0070K103  101,917    1,850,000    SOLE                 X
ACTIVISION INC NEW             COM NEW             004930202   40,308    1,183,100    SOLE                 X
AFLAC INC                      COM                 001055102  320,280    5,100,000    SOLE                 X
ALLOT COMMUNICATION LTD        SHS                 M0854Q105   10,074    3,426,638    SOLE                 X
ALLSTATE CORP                  COM                 020002101  132,211    2,900,000    SOLE                 X
AMERICA MOVIL SAB DE CV        SPON ADR L SHS      02364W105  204,256    3,872,148    SOLE                 X
ANHEUSER BUSCH COS INC         COM                 035229103   84,725    1,363,900    SOLE                 X
APP PHARMACEUTICALS INC        COM                 00202H108   24,900    1,489,206    SOLE                 X
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH      03938L104   46,429      468,653    SOLE                 X
BANK OF NEW YORK MELLON CORP   COM                 064058100   56,745    1,500,000    SOLE                 X
BARE ESCENTUALS INC            COM                 067511105   57,840    3,088,071    SOLE                 X
BE AEROSPACE INC.              COM                 073302101   90,023    3,865,327    SOLE                 X
BIGBAND NETWORKS INC           COM                 089750509   23,407    4,948,619    SOLE                 X
COMPANHIA BRASILEIRA DE DIST   SPON ADR PFD        20440T201   28,669      675,200    SOLE                 X
BROCADE COMMUNCATIONS SYS I    COM NEW             111621306  283,318   34,383,312    SOLE                 X
CADENCE DESIGN SYSTEMS INC     COM                 127387108  129,783   12,849,849    SOLE                 X
CELANESE CORP DEL              COM SER A           150870103  153,454    3,360,800    SOLE                 X
CIENA CORP                     COM NEW             171779101   27,038    1,166,944    SOLE                 X
CITRIX SYS INC                 COM                 177376100   34,050    1,157,783    SOLE                 X
CNINSURE INC                   SPONSORED ADR       18976M103    5,114      350,000    SOLE                 X
COGNIZANT TECH SOLUTIO         CL A                192446102   95,045    2,923,547    SOLE                 X
COUGAR BIOTECHNOLOGY INC       COM                 222083107   21,825      915,847    SOLE                 X
CTRIP COM INTL LTD             ADR                 22943F100   41,768      912,358    SOLE                 X
CVS CAREMARK CORPORATION       COM                 126650100  374,317    9,459,611    SOLE                 X
DIRECTV GROUP INC              COM                 25459L106   76,626    2,957,400    SOLE                 X
DREAMWORKS ANIMATION SKG INC   CL A                26153C103   50,872    1,706,535    SOLE                 X
E HOUSE CHINA HLDGS LTD        ADR                 26852W103   16,949    1,491,973    SOLE                 X
ELOYALTY CORP                  COM NEW             290151307    2,401      486,031    SOLE                 X
E M C CORP MASS                COM                 268648102  103,561    7,049,749    SOLE                 X
EMCORE CORP                    COM                 290846104   20,842    3,329,328    SOLE                 X
FIRST AMERN CORP CALIF         COM                 318522307   26,400    1,000,000    SOLE                 X
GLOBAL BPO SVCS CORP           UNIT 99/99/9999     378981203   10,363    1,250,000    SOLE                 X
GMARKET INC                    SPON ADR            38012G100   23,072    1,125,472    SOLE                 X
GOOGLE INC                     CL A                38259P508  118,408      224,930    SOLE                 X
GREEN MTN COFFEE ROASTERS IN   COM                 393122106   44,026    1,171,843    SOLE                 X
HANSEN NAT CORP                COM                 411310105   54,360    1,886,185    SOLE                 X
HOLOGIC INC                    COM                 436440101   40,635    1,864,000    SOLE                 X
HOME INNS & HOTEL MGMT INC     SPON ADR            43713W107   17,592      925,400    SOLE                 X
INTERCONTINENTALEXCHANGE INC   COM                 45865V100  153,900    1,350,000    SOLE                 X
INTUIT                         COM                 461202103  244,484    8,867,751    SOLE                 X
INVERNESS MED INNOVATIONS IN   COM                 46126P106   84,693    2,553,300    SOLE                 X
INVESCO LTD                    SHS                 B28XP76US   67,144    2,800,000    SOLE                 X
MAP PHARMACEUTICALS INC        COM                 56509R108   30,985    2,999,526    SOLE                 X
MINDRAY MEDICAL INTL LTD       SPON ADR            602675100   49,718    1,332,215    SOLE                 X
MOODYS CORP                    COM                 615369105  153,469    4,456,130    SOLE                 X
NETEASE COM INC                SPONSORED ADR       64110W102   43,168    1,981,115    SOLE                 X
NOKIA CORP                     SPONSORED ADR       654902204   91,062    3,716,800    SOLE                 X
ON SEMICONDUCTOR CORP          COM                 682189105  137,554   15,000,485    SOLE                 X
PAREXEL INTL CORP              COM                 699462107   22,100      840,000    SOLE                 X
P F CHANGS CHINA BISTRO INC    COM                 69333Y108   53,512    2,395,340    SOLE                 X
PHARMACEUTICAL PROD DEV INC    COM                 717124101   38,966      908,297    SOLE                 X
PHOENIX TECHNOLOGIES LTD       COM                 719153108   28,710    2,610,000    SOLE                 X
POTASH CORP SASK INC           COM                 73755L107  128,546      562,392    SOLE                 X
QUALCOMM INC                   COM                 747525103  331,882    7,479,881    SOLE                 X
QUANTUM CORP                   COM DSSG            747906204   11,685    8,655,853    SOLE                 X
SANDRIDGE ENERGY INC           COM                 80007P307  299,332    4,635,050    SOLE                 X
SEQUENOM INC                   COM                 817337405   14,375      900,700    SOLE                 X
SYNIVERSE HOLDINGS INC         COM                 87163F106    3,749      231,436    SOLE                 X
TAKE-TWO INTERACTIVE SOFTWAR   COM                 874054109   40,114    1,568,776    SOLE                 X
TARGANTA THERAPEUTICS CORP     COM                 87612C100   15,394    2,667,987    SOLE                 X
TEKELEC                        COM                 879101103   99,974    6,796,298    SOLE                 X
TESSERA TECHNOLOGIES INC       COM                 88164L100   54,004    3,298,972    SOLE                 X
MOSAIC CO                      COM                 61945A107  136,745      945,026    SOLE                 X
TRANSOCEAN INC NEW             SHS                   B29LKF2   11,061       72,581    SOLE                 X
ULTA SALON COSMETICS & FRAG I  COM                 90584S303   26,915    2,394,611    SOLE                 X
UNITED STATES STL CORP NEW     COM                 912909108  225,044    1,217,900    SOLE                 X
VANCEINFO TECHNOLOGIES INC     ADR                 921564100    9,568    1,136,340    SOLE                 X
VERIFONE HLDGS INC             COM                 92342Y109   95,600    8,000,000    SOLE                 X
VERTEX PHARMACEUTICALS INC     NOTE 4.750% 2/1     92532FAM2   55,191   35,000,000    SOLE                 X
VERTEX PHARMACEUTICALS INC     COM                 92532F100  204,570    6,112,034    SOLE                 X
WILLIS GROUP HOLDINGS LTD      SHS                 G96655108   76,857    2,450,000    SOLE                 X
ZORAN CORP                     COM                 98975F101   26,797    2,290,332    SOLE                 X
        TOTAL REPORT